Accounts Receivable, Net - Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Allowance For Expected Credit Loss Abstract
Balance as of beginning
Addition	90,281
Reversal
Write-off due to bad debt
Ending balance	$ 90,281